Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

The changes in the carrying amount of goodwill are as follows:

	Front-end	Back-end	Total
Balance January 1, 2011	11,193	39,622	50,815
Foreign currency translation effect	—	1,316	1,316
Balance December 31, 2011	11,193	40,938	52,131
Foreign currency translation effect	456	(699)	(243)
Balance December 31, 2012	11,649	40,239	51,888

The allocation of the carrying amount of goodwill is as follows:

	December 31,
	2011	2012
Front-end segment:
ASM Microchemistry Oy	3,560	3,560
ASM Genitech Korea Ltd	7,633	8,089
Back-end segment:
ASM Pacific Technology Ltd	40,938	40,239
Total	52,131	51,888

We perform an annual impairment test at December 31 of each year or if events or changes in circumstances indicate that the carrying amount of goodwill exceeds its fair value. Our Front-end impairment test and the determination of the fair value is based on a discounted future cash flow approach that uses our estimates of future revenues, driven by assumed market growth and estimated costs as well as appropriate discount rates. Our Back-end impairment test is based on the market value of the listed shares of ASMPT.

The material assumptions used for the fair value calculation of the reporting unit are:

•
An average discount rate of 22.7% ( 2011: 20.5%) representing the pre-tax weighted average cost of capital. This relative high rate is a consequence of the current situation whereby certain production lines are in the early phase of the product lifecycle, hence reflecting a higher risk.

•	For Front- end external market segment data, historical data and strategic plans to estimate cash flow growth per product line have been used.

•
Cash flow calculations are limited to five years of cash flow; after these five years perpetuity growth rates are set based on market maturity of the products. For maturing product the perpetuity growth rates used are 1% or less and for enabling technology products the rate used is 3% or less.

•	For Back-end the market value of the listed shares of ASMPT on the Hong Kong Stock exchange has been used in our analysis.

These estimates are consistent with the plans and estimated costs we use to manage the underlying business. Based on this analysis management believes that as per December 31, 2012 the fair value of the reporting units exceeded the carrying value.